SCHEDULE OF BORROWINGS (Details) - Seamless Group Inc [Member] - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Short-term borrowings	[1]	$ 8,772,710	$ 8,978,390
Long-term borrowings	[2]	11,538,357	12,305,279
Less: current maturities		(9,031,383)	(4,426,000)
Non-current maturities		$ 2,506,974	$ 7,879,279

[1]	As of December 31, 2023 and 2022, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from 15.0% to 24.0% and 15.0% to 24.0% per annum, respectively. As of December 31, 2023 and 2022, the weighted average interest rate of these borrowings was 22.6% and 22.4% per annum, respectively. The borrowings are denominated in HK$ and US$.
[2]	As of December 31, 2023 and 2022, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 12.0% to 24.0% and 2.5% to 24.0% per annum, respectively. As of December 31, 2023 and 2022, the weighted average interest rate of these borrowings was 13.1% and 15.5% per annum, respectively. The borrowings are denominated in HK$ and US$.